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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
             (Address of principal executive offices)   (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.  REPORT(S) TO STOCKHOLDERS.



                                 THE CHINA-U.S.
                                   GROWTH FUND








                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                 [LOGO OMITTED]

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Alger is pleased to provide you with the ability to access regulatory  materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,                                                  June 8, 2006


     In the six months ended April 30, 2006, the U.S. economy remained strong, with inflation contained and overall Gross Domestic Product ("GDP") growth increasing at an annual rate of 4.8% as of March 31, 2006, three percentage points over the previous quarter's rate. And it wasn't simply that the economy overall was solid. During this period, corporate profits exceeded expectations; productivity stayed high; and growth companies in particular saw healthy stock appreciation.

     At the same time, the continued strength of the economy led to uncertainty about interest rates and inflation, and that in turn, kept the markets from breaking out of their trading range. At the Federal Open Market Committee (FOMC) meeting on March 28th, the Fed once again raised the key interest rate from 4.50% to 4.75%--the 15th consecutive increase since June 2004. The Fed noted that the current business climate is showing remarkable growth "but appears likely to moderate to a more sustainable pace."(1)

     After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop raising rates before the summer. Subsequent economic data clouded the picture yet again, and the markets retreated. Nonetheless, rates remain low relative to historical levels, and while the precise number of future increases is uncertain, it is our belief that we are close to the peak of the current cycle.

     Rising interest rates have been a headwind for the markets, but the uncertainty over when the increases will stop has been even more of an impediment. Even with that uncertainty hovering over the market, solid GDP growth and robust corporate profit growth propelled equities higher during the six months that ended on April 30th, and nearly every market sector posted positive returns. And because corporate profits have increased at a faster rate than the major indices, the market overall has continued to become less expensive. For the six months ending April 30, 2006, the major indices ended up, with the Dow Jones Industrials up 10.21%, the Standard & Poor's 500 Index up 15.27% and the NASDAQ up 9.55%.

     Globally, foreign markets and emerging economies have been torrid. Asian stock markets offered substantial gains in 2005, and by the end of December, China had revised its official GDP figures upward by about $300 billion, more accurately reflecting the size and scope of its economy and the growing power of its consumers. Even those investors not directly exposed to those markets tended to benefit. Many companies have global exposure, and their earnings growth reflects the strong global economy.

     Despite the continued rise in interest rates, we believe that the overall low rates by historical standards and record levels of household net worth have buoyed consumer spending, with U.S. consumers now sustaining higher levels of debt than they have in years. In fact, in 2005 U.S. consumers defied expectations by absorbing rising energy prices without substantial decreases in spending. The first months of 2006 saw no significant change in these trends, as both growth and productivity outpaced expectations.

     Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

------------
(1) As of this writing, the key interest rate experienced another quarter percentage point hike on May 10, 2006 to 5.0%.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,


      /s/ Daniel C. Chung                          /s/ Zachary Karabell
      -------------------                          --------------------
      Daniel C. Chung                              Zachary Karabell
      Chief Investment Officer                     Co-Portfolio Manager




      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund.

      The views of the Fund's management are as of June 8, 2006 and fund holdings described in this document are as of April 30, 2006; these views and the Fund holdings may have changed subsequent to these dates. Nothing in this document should be construed as a recommendation to purchase or sell securities, markets, or industries.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 254-3796, OR VISITING OUR WEBSITE AT WWW.ALGER.COM, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 30 MONTGOMERY STREET, JERSEY CITY, NEW JERSEY 07302. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--91.0%                                       VALUE
   --------                                                              -------
               UNITED STATES--47.9%
               AEROSPACE & DEFENSE--1.1%
       7,500   Boeing Company .................................     $    625,875
                                                                    ------------
               BEVERAGES--1.1%
      15,000   Anheuser-Busch Companies, Inc. .................          668,700
                                                                    ------------
               BIOTECHNOLOGY--1.4%
      11,905   Amgen Inc. .....................................          805,969
                                                                    ------------
               CAPITAL MARKETS--2.1%
       3,700   Goldman Sachs Group, Inc. ......................          593,073
       8,650   Merrill Lynch & Co., Inc. ......................          659,649
                                                                    ------------
                                                                       1,252,722
                                                                    ------------
               CHEMICALS--.5%
       5,800   Rohm and Haas Company ..........................          293,480
                                                                    ------------
               COMMUNICATION EQUIPMENT--3.3%
      28,000   Corning Incorporated* ..........................          773,640
      24,500   Motorola, Inc. .................................          523,075
      12,600   QUALCOMM Inc. ..................................          646,884
                                                                    ------------
                                                                       1,943,599
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
       8,850   Emerson Electric Co. ...........................          751,808
      78,900   International DisplayWorks Inc.* ...............          443,418
                                                                    ------------
                                                                       1,195,226
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--1.1%
       9,100   Dril-Quip Inc. .................................          655,018
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--3.3%
       9,700   Schlumberger Limited ...........................          670,658
      19,000   Suntech Power Holdings Co., Ltd. ADR*# .........          651,510
      13,500   Tenaris S. A. ADR# .............................          619,650
                                                                    ------------
                                                                       1,941,818
                                                                    ------------
               FOOD & STAPLES RETAILING--1.2%
      16,400   Wal-Mart Stores, Inc. ..........................          738,492
                                                                    ------------
               FOOD PRODUCTS--1.2%
      20,150   Archer-Daniels-Midland Company .................          732,251
                                                                    ------------
               FREIGHT & LOGISTICS--1.3%
       6,550   FedEx Corp. ....................................          754,102
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--2.2%
      17,150   Starbucks Corporation* .........................          639,181
       8,450   Wynn Resorts, Limited* .........................          643,130
                                                                    ------------
                                                                       1,282,311
                                                                    ------------
               HOUSEHOLD PRODUCTS--1.3%
      13,300   Procter & Gamble Company .......................          774,193
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--1.4%
      25,150   General Electric Company .......................          869,939
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--1.3%
      35,950   Netease.com Inc. ADR*# .........................          779,396
                                                                    ------------
               MACHINERY--3.3%
      10,475   Bucyrus International, Inc. Cl. A ..............          543,757
       9,750   Caterpillar Inc. ...............................          738,465
      14,100   Manitowoc Company, Inc. ........................          699,219
                                                                    ------------
                                                                       1,981,441
                                                                    ------------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   --------                                                             -------
               MEDIA--.5%
       4,800   Focus Media Holding Limited ADR*# ..............     $    289,872
                                                                    ------------
               MEDICAL PRODUCTS--.6%
      14,650   China Medical Technologies, Inc.* ..............          369,180
                                                                    ------------
               METALS--1.1%
      11,200   RTI International Metals, Inc.* ................          673,568
                                                                    ------------
               METALS & MINING--6.9%
      17,150   Cameco Corporation .............................          697,148
      16,300   Companhia Vale do Rio Doce (CVRD) ADR*# ........          839,776
      13,150   Freeport-McMoRan Copper & Gold, Inc. Cl. B .....          849,227
      15,700   Inco Limited ...................................          886,579
       9,650   Phelps Dodge Corporation .......................          831,734
                                                                    ------------
                                                                       4,104,464
                                                                    ------------
               OIL & GAS--1.2%
       7,400   Petroleo Brasileiro S. A. ADR# .................          731,342
                                                                    ------------
               PERSONAL PRODUCTS--1.3%
      22,850   Avon Products, Inc. ............................          745,139
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.9%
      19,050   Broadcom Corporation Cl. A * ...................          783,146
      30,300   Freescale Semiconductor Inc. Cl. A* ............          958,086
      20,850   NVIDIA Corporation* ............................          609,237
      75,100   Skyworks Solutions, Inc.* ......................          536,965
                                                                    ------------
                                                                       2,887,434
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--1.2%
       8,450   NIKE, Inc. Cl. B ...............................          691,548
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.1%
      40,200   China GrenTech Corporation Limited ADR*# .......          643,200
                                                                    ------------
               Total United States (Cost $23,921,902) .........       28,430,279
                                                                    ------------
               CHINA--29.9%
               AIRLINES--1.0%
   1,416,000   Air China ......................................          589,000
                                                                    ------------
               AUTOMOTIVE--1.4%
   1,704,000   Dongfeng Motor Corporation* ....................          851,655
                                                                    ------------
               COMMERCIAL BANKS--1.5%
   1,464,000   Bank of Communications Ltd.* ...................          892,206
                                                                    ------------
               COMMUNICATION EQUIPMENT--.7%
     114,200   ZTE Corporation Cl. H ..........................          390,332
                                                                    ------------
               COMPUTERS & PERIPHERALS--.8%
   1,318,000   Lenovo Group Limited ...........................          492,987
                                                                    ------------
               CONSTRUCTION & ENGINEERING--.5%
     152,000   Anhui Conch Cement Company Limited Cl. H .......          262,706
     116,000   China National Building Material Company Ltd.*..           47,877
                                                                    ------------
                                                                         310,583
                                                                    ------------
               DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
     478,500   China Netcom Group Corporation
               (Hong Kong) Limited ............................          873,295
                                                                    ------------
               FOOD & STAPLES RETAILING--.8%
     602,000   China Yurun Food Group Limited* ................          481,405
                                                                    ------------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   --------                                                              -------
               GAS UTILITIES--.1%
      70,000   Xinao Gas Holdings Limited .....................           64,554
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--.6%
     485,100   Shanghai Jinjiang International Hotels
                 Development Co. Ltd. ...........................        412,335
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--.6%
     166,000   China Resources Enterprise Limited .............          355,417
                                                                    ------------
               INSURANCE--1.9%
     831,000   China International Life Insurance Co. Cl. H *..        1,120,056
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--2.4%
      27,264   SINA Corp.* ....................................          721,133
     342,000   Tencent Holdings Limited .......................          692,545
                                                                    ------------
                                                                       1,413,678
                                                                    ------------
               MACHINERY--.1%
      86,000   Shanghai Prime Machinery Company Limited*                  32,168
                                                                    ------------
               METAL FABRICATING--1.9%
   1,077,000   Jiangxi Copper Company Ltd. ....................        1,132,128
                                                                    ------------
               METALS & MINING--2.0%
     410,000   Aluminum Corporation of China Limited Cl. H ....          407,190
     674,000   Angang New Steel Company Limited Cl. H .........          586,795
     400,000   Hunan Non-Ferrous Metal Corporation Limited* ...          166,384
                                                                    ------------
                                                                       1,160,369
                                                                    ------------
               OIL & GAS--5.7%
   1,256,000   China Petroleum & Chemical Corp. (Sinopec) .....          797,844
   1,112,000   CNOOC Limited ..................................          896,411
   1,532,000   PetroChina Company Limited Cl. H ...............        1,689,457
                                                                    ------------
                                                                       3,383,712
                                                                    ------------
               REAL ESTATE--2.3%
   1,052,000   Agile Property Holdings Limited* ...............          814,122
     108,200   Guangzhou R&F Properties Company Limited* ......          559,621
                                                                    ------------
                                                                       1,373,743
                                                                    ------------
               SPECIALTY RETAIL--1.5%
   2,636,000   Xinyu Hengdeli Holdings Limited* ...............          883,977
                                                                    ------------
               TRANSPORTATION--1.0%
     248,000   Cosco Pacific Limited ..........................          590,161
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.6%
     161,000   China Mobile (Hong Kong) Limited ...............          936,537
                                                                    ------------
               Total China (Cost $14,400,501) .................       17,740,298
                                                                    ------------
               HONG KONG--12.3%
               BIOTECHNOLOGY--.9%
   2,692,000   Sino Biopharmaceutical Limited .................          548,598
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--.8%
      48,000   Hutchinson Whampoa Limited .....................          471,138
                                                                    ------------
               MEDIA--.5%
   3,358,000   One Media Group Limited* .......................          272,862
                                                                    ------------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   --------                                                              -------
               REAL ESTATE--7.9%
      87,000   Cheung Kong (Holdings) Limited .................        $ 980,177
   1,030,000   Far East Consortium International Limited ......          458,330
     163,000   Hongkong Land Holdings Limited .................          638,960
     118,216   Hysan Development Company Limited ..............          340,019
     870,000   Neo-China Group (Holdings) Limited .............          120,067
   1,117,200   New World China Land Limited ...................          536,759
      95,000   Swire Pacific Limited ..........................          971,671
     351,000   Wheelock and Company Limited ...................          651,917
                                                                    ------------
                                                                       4,697,900
                                                                    ------------
               RETAIL--1.0%
     366,500   Lifestyle International Holdings Limited .......          616,901
                                                                    ------------
               SPECIALTY RETAIL--.1%
      35,500   Ports Design Limited ...........................           56,090
                                                                    ------------
               SPECIALTY RETAIL--.6%
     570,000   Giordano International Limited .................          336,348
                                                                    ------------
               TRANSPORTATION--.5%
     678,000   Pacific Basin Shipping Limited .................          301,697
                                                                    ------------
               Total Hong Kong (Cost $6,787,464) ..............        7,301,534
                                                                    ------------
               TAIWAN--.9%
               DIVERSIFIED TELECOMMUNICATION SERVICES--.9%
     271,000   Foxconn International Holdings Ltd.*
               Total Taiwan (Cost $417,942) ...................          583,725
                                                                    ------------
               Total Common Stocks (Cost $45,527,809) .........       54,055,836
                                                                    ------------
  PRINCIPAL
     AMOUNT
  ---------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--8.9%
$  5,290,000   Federal Home Loan Banks, 4.52%, 5/1/06
                 (Cost $5,288,671) ............................        5,288,671
                                                                    ------------
Total Investments
  (Cost $50,816,480)(a) ..............................      99.9%     59,344,507
Other Assets in Excess of Liabilities ................       0.1          54,579
                                                           -----    ------------
Net Assets ...........................................     100.0%   $ 59,399,086
                                                           =====    ============

------------
*   Non-income producing secuity.

#   American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $51,056,010, amounted to $8,288,497 which consisted of aggregate gross unrealized appreciation of $9,130,626 and aggregate gross unrealized depreciation of $842,129.

PORTFOLIO SUMMARY+ (UNAUDITED)

-------------------------------------------------------------------------------
                          Value (%)                                   Value (%)
-----------------------------------     ---------------------------------------
United States                 47.9%     Hong Kong                         12.3%
China                         29.9      Taiwan                              .9
                                        Cash and Net Other Assets          9.0
                                                                         -----
                                                                         100.0%
                                                                         -----
-------------------------------------------------------------------------------
+ Based on net assets.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2006

ASSETS:
   Investments in securities, at value (cost $50,816,480), see
     accompanying schedule of investments ..........................     $59,344,507
   Cash ............................................................           3,601
   Receivable for shares of beneficial interest sold ...............         831,323
   Dividends receivable ............................................          96,718
   Receivable from Investment Manager--Note 3(a) ...................             390
   Prepaid expenses ................................................          11,743
                                                                         -----------
       Total Assets ................................................      60,288,282
LIABILITIES:
   Payable for investment securities purchased ..........   $530,102
   Payable for shares of beneficial interest redeemed ...    197,488
   Investment advisory fees payable .....................     65,470
   Shareholder servicing fees payable ...................     10,912
   Trustees' fees payable ...............................      4,488
   Accrued expenses .....................................     80,736
                                                            --------
       Total Liabilities ...........................................         889,196
                                                                         -----------
NET ASSETS .........................................................     $59,399,086
                                                                         ===========
NET ASSETS CONSIST OF:
   Paid-in capital .................................................     $45,494,769
   Undistributed net investment income (accumulated loss) ..........        (185,517)
   Undistributed net realized gain .................................       5,561,807
   Net unrealized appreciation (depreciation) of investments .......       8,528,027
                                                                         -----------
   NET ASSETS ......................................................     $59,399,086
                                                                         ===========
   Net Asset Value Per Share .......................................     $     15.38
                                                                         ===========
   Offering Price Per Share ........................................     $     16.23
                                                                         ===========

Shares of beneficial interest outstanding--Note 6 ..................       3,860,895
                                                                         ===========

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2006

INVESTMENT INCOME:
   Income:
     Dividends (net of foreign witholding taxes of $574) ............    $   259,432
     Interest .......................................................         46,719
                                                                         -----------
       Total Income .................................................        306,151
                                                                         -----------
   Expenses:
     Investment advisory fees--Note 3(a) ................   $335,176
     Custodian fees .....................................     40,304
     Shareholder servicing fees--Note 3(f) ..............     55,863
     Trustees' fees .....................................     11,769
     Professional fees ..................................     32,076
     Printing ...........................................     13,505
     Transfer agent fees--Note 3(b) .....................     44,473
     Registration fees ..................................     12,618
     Miscellaneous ......................................      7,211
                                                          ----------
                                                             552,995
     Less expense reimbursement--Note 3(a) ..............    (61,327)
                                                          ----------
       Total Expenses ...............................................        491,668
                                                                         -----------
NET INVESTMENT LOSS .................................................       (185,517)
REALIZED AND UNREALIZED GAIN (LOSS)ON
   INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments ........................  5,803,522
Net realized loss on foreign currency transactions ......     (1,844)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations  ....  6,720,678
                                                          ----------
       Net realized and unrealized gain on investments
         and foreign currency .......................................     12,522,356
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................    $12,336,839
                                                                         ===========

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE SIX MONTHS    FOR THE YEAR
                                                       ENDED              ENDED
                                                 APRIL 30, 2006(i)   OCTOBER 31, 2005
                                                ------------------   ----------------
Net investment loss ............................   $   (185,517)       $   (176,426)
Net realized gain on investments
   and foreign currency transactions ...........      5,801,678           4,182,434
Net change in unrealized appreciation
   (depreciation) on investments
   and foreign currency translations ...........      6,720,678             779,610
                                                   ------------        ------------
Net increase in net assets resulting
       from operations .........................     12,336,839           4,785,618

Distributions to Shareholders from:
   Net realized gains ..........................     (4,057,743)                 --
Net increase from shares of beneficial interest
   transactions--Note 6 ........................     14,489,503           5,554,861
                                                   ------------        ------------
      Total increase in net assets .............     22,768,599          10,340,479
                                                   ------------        ------------
Net assets:
  Beginning of period ..........................     36,630,487          26,290,008
                                                   ------------        ------------
  End of period ................................   $ 59,399,086        $ 36,630,487
                                                   ============        ============

-----------
(i) Unaudited.



                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                  FOR THE SIX MONTHS          FOR THE YEAR       NOVEMBER 3, 2003 (i)
                                         ENDED                   ENDED                    TO
                               APRIL 30, 2006 (ii)(viii)    OCTOBER 31, 2005     OCTOBER 31, 2004 (ii)
                               -------------------------    ----------------     ---------------------
Net asset value,
  beginning of period ...............   $ 12.99                 $ 11.05                 $ 10.00
Net investment loss (iii) ...........     (0.06)                  (0.07)                  (0.08)
Net realized and unrealized
  gain on investments
   and foreign currency .............      3.86                    2.01                    1.13
                                        -------                 -------                 -------
Total from investment
     operations .....................      3.80                    1.94                    1.05
                                        -------                 -------                 -------
Distributions from
   net realized gains ...............     (1.41)                     --                      --
                                        -------                 -------                 -------
Net asset value,
     end of period ..................   $ 15.38                 $ 12.99                 $ 11.05
                                        =======                 =======                 =======
Total return (iv) ...................     31.85%                  17.56%                  10.50%
                                        =======                 =======                 =======
RATIOS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's omitted) ................   $59,399                 $36,630                 $26,290
                                        =======                 =======                 =======
   Ratio of expenses to
     average net assets .............      2.20%(vii)              2.26%(v)                2.44%(vi)
                                        =======                 =======                 =======
   Ratio of net investment loss
     to average net assets ..........     (0.83)%                 (0.56)%                 (0.81)%
                                        =======                 =======                 =======
   Portfolio turnover rate ..........     75.75%                 288.53%                 267.42%
                                        =======                 =======                 =======

---------------
(i)    Commencement of operations.

(ii)   Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)   Does not reflect the effect of any sales charges.

(v)    Amount has been reduced by 0.51% due to expense reimbursements.

(vi)   Amount has been reduced by 0.43% due to expense reimbursements.

(vii)  Amount has been reduced by 0.27% due to expense reimbursements.

(viii) Unaudited.


                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

The China-U.S. Growth Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. The Fund's single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. The Fund's fiscal year ends on October 31.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION--Investments of the Fund are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there be no NOCP issued, at the last sale price on such day.

Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees. Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the investment adviser, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(C) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(D) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial statement purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(E)  FEDERAL  INCOME   TAXES--It  is  the  Fund's  policy  to  comply  with  the
requirements of the Internal Revenue Code applicable to regulated investment

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(F) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(G) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT ADVISORY FEES--The Fund pays Alger Management a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets. JF International Management Inc. ("JFIM"), a registered investment adviser, acts as sub-adviser to the Fund under a written sub-advisory agreement with Alger Management. JFIM's fees and compensation are paid by Alger Management.

Effective February 28, 2006, Alger Management established an expense cap for the Fund, whereby it reimbursed the Fund if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed 2.20% of average daily net assets. For the six months ended April 30, 2006, Alger Management reimbursed the Fund $61,327. Alger Management has contractually agreed to extend the expense cap through February 28, 2007.

(B) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc. ("BFDS") and other related services. During the six months ended April 30, 2006, the Fund incurred fees of $4,195 for these services provided by Alger Services.

(C) SALES CHARGES--Purchases of shares of the Fund may be subject to initial sales charges. For the six months ended April 30, 2006, the initial sales charges retained by Fred Alger & Company (the "Distributor"), were approximately $3,781. Sales charges do not represent expenses of the Fund.

(D) BROKERAGE COMMISSIONS--During the six months ended April 30, 2006, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $20,333 in connection with securities transactions.

(E) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(F) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

(G) OTHER TRANSACTIONS WITH AFFILIATES--Certain directors and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2006, Alger Management and its affiliates owned 1,113,592 shares of the Fund.

NOTE 4--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2006,  purchases  and sales of  investment
securities,   excluding  short-term   securities,   aggregated  $40,221,861  and
$33,157,573,  respectively.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

NOTE 5--LINE OF CREDIT:

The Fund participates in a committed line of credit with other mutual funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand. The Fund may borrow under such line of credit exclusively for temporary or emergency purposes. For the six months ended April 30, 2006, the Fund had no borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. Transactions of shares of beneficial interest were as follows:

                          FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                               APRIL 30, 2006             OCTOBER 31, 2005
                          -------------------------    ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ---------    ------------    --------    ------------
Shares sold ........        904,018    $ 12,998,177     916,179    $ 11,342,864
Dividends reinvested        281,093       3,482,743          --              --
Shares redeemed ....       (144,417)     (1,991,417)   (475,571)     (5,788,003)
                          ---------    ------------     -------    ------------
Net increase .......      1,040,694    $ 14,489,503     440,608    $  5,554,861
                          =========    ============     =======    ============

The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) less than one year after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2006 and the year ended October 31, 2005, redemption fees were $4,573 and $15,404, respectively.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                           SIX MONTHS ENDED       YEAR ENDED
                                            APRIL 30, 2006      OCTOBER 31, 2005
                                           ----------------     ----------------
Distributions paid from:
  Ordinary Income ......................       $3,828,244            $    --
  Long-term capital gain ...............          229,499                 --
                                               ----------            -------
  Total distributions paid .............       $4,057,743            $    --
                                               ==========            =======

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ......................................  $3,828,018
Undistributed long-term gain .......................................     229,384
Unrealized appreciation ............................................   1,567,819

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales. Tax basis unrealized appreciation as of April 30, 2006 does not reflect any potential tax adjustments subsequent to October 31, 2005.

NOTE 8--LITIGATION:

Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Management and Alger Inc. are working with the staff of the SEC and the NYAG to finalize the agreement. The agreement is subject to the approval of the SEC and the NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affilates, or adversely affect their ability to continue to provide services to the Fund.

On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases (not yet including the West Virginia action) -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863
(JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

enrichment by all the named defendants. The Class Action Complaintalleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia attorney general action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a motion for partial reconsideration of the district courts' ruling with respect to the Section 10(b), Rule 10b-5 and Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2005 and ending April 30, 2006.

ACTUAL EXPENSES

      The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                  BEGINNING         ENDING         DURING THE PERIOD
                                ACCOUNT VALUE    ACCOUNT VALUE    NOVEMBER 1, 2005 TO
                              NOVEMBER 1, 2005   APRIL 30, 2006    APRIL 30, 2006(b)
                              ----------------   --------------   -------------------
Actual .....................      $1,000.00         $1,318.50            $12.65
Hypothetical(a) ............       1,000.00          1,013.88             10.99

------------
(a) 5% annual return before expenses.

(b) Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 254-3796 or online on the Fund's website at http://www.chinausgrowthfund.com or on the EDGARDatabase on the SEC's web site (http://www.sec.gov).

QUARTERLY FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.chinausgrowthfund.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 254-3796.

NOTES:

THE CHINA-U.S. GROWTH FUND

111 Fifth Avenue
New York, NY 10003
(800) 254-3796
www.chinausgrowthfund.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The China-U.S. Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

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[LOGO OMITTED] The China-U.S. Growth Fund
               Boston Financial Data Services, Inc.
               P.O. Box 8480
               Boston, MA 02266










CSAR 43006

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[LOGO OMITTED]
















CSAR 43006

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ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

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(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By:  /s/ Dan C. Chung

     Dan C. Chung

     President

Date:  June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dan C. Chung

    Dan C. Chung

    President

Date:  June 22, 2006

By: /s/ Frederick A. Blum

    Frederick A. Blum

    Treasurer

Date:  June 22, 2006